Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000018545 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000018545 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018545 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000018545 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000018545 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000018545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018545 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018545 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018545 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018545 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018546 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000018546 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018546 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018546 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018546 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018546 | Other Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018546 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018546 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018546 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000018546 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018546 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000018546 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018546 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018546 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018546 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018548 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018548 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000018548 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000018548 | Other Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018548 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000047306 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047306 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000047306 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000047306 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000047306 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047306 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047305 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047305 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000047305 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000047305 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000047305 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047305 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047307 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047307 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000047307 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000047307 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047307 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047307 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018547 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018547 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000018547 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018547 | Other Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018547 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000018547 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018549 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000018549 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000018549 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000018549 | Other Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018549 | Long-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000018549 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000018549 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000018549 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000018549 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018549 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018549 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018549 | Loan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018549 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047304 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047304 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000047304 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000047304 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000047304 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047304 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.00%